Allowance for expected credit losses - Schedule of impairment allowances 1 (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (907,307)	£ (870,816)
Total loans and advances to customers
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(481,463)	(459,857)
Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(429,456)	(404,624)
Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(41,602)	(43,605)
Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(5,488)	(5,608)
Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(4,917)	(6,020)
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(323,087)	(312,280)
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(284,256)	(269,707)
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(30,207)	(32,722)
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(3,707)	(3,831)
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(4,917)	(6,020)
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(17,344)	(15,661)
Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(15,113)	(13,385)
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(2,078)	(2,144)
Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(153)	(132)
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(90,307)	(87,602)
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(83,847)	(81,272)
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(5,085)	(4,904)
Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(1,375)	(1,426)
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,228	3,481
Allowance for expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,017	3,196
Allowance for expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3	4
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	861	889
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	742	740
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3	4
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,160	1,286
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,077	1,160
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,048	1,119
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,039	1,109
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	159	187
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	159	187
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Loans and advances to banks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	1
Allowance for expected credit losses | Loans and advances to banks | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	1
Allowance for expected credit losses | Loans and advances to banks | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Loans and advances to banks | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Loans and advances to banks | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Total loans and advances to customers
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,011	3,191	£ 3,717
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	737	736	900
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,077	1,160	1,467
Allowance for expected credit losses | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,038	1,108	1,137
Allowance for expected credit losses | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	159	187	213
Allowance for expected credit losses | Total Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,177	2,309
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	564	531
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	798	896
Allowance for expected credit losses | Total Retail | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	656	695
Allowance for expected credit losses | Total Retail | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	159	187
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	726	848	1,105
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	51	53	161
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	207	273	374
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	309	335	357
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	159	187	213
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	514	579	699
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	145	149	168
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	248	297	401
Allowance for expected credit losses | Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	121	133	130
Allowance for expected credit losses | Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	937	882
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	368	329
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	343	326
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	226	227
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	834	882	1,022
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	173	205	232
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	279	264	372
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	382	413	£ 418
Allowance for expected credit losses | Commercial Banking | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Debt securities:
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	5	4
Allowance for expected credit losses | Debt securities: | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	4	3
Allowance for expected credit losses | Debt securities: | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Debt securities: | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	1
Allowance for expected credit losses | Debt securities: | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other assets
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	14	15
Allowance for expected credit losses | Other assets | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	6	7
Allowance for expected credit losses | Other assets | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other assets | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	8	8
Allowance for expected credit losses | Other assets | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	197	270
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	113	142
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	83	126
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	2
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ 0	£ 0